Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 53,163.0		₨ 35,658.9
Sale of investments from others	3,502.0		3,407.1
Investments of others	335,048.9	$ 5,166.5	129,121.4	₨ 104,257.6
Dividend paid to principal owner	29,280.9	$ 451.5	24,367.9	₨ 19,300.5
Foreign exchange and derivative contracts, notional principal amount	7,422,370.0		7,861,229.2		$ 114,454.4
Bank guarantees	729,008.0		652,140.6		$ 11,241.4
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	1,200.0		900.0
Principal Owner
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Home loans purchased from principal owner	138,456.5		127,733.7
Dividend paid to principal owner	3,735.5		3,145.7
Foreign exchange and derivative contracts, notional principal amount	6,657.7		4,912.1
Foreign exchange and derivative contracts, mark to market gains	273.3		99.5
Payment of debt securities	23,200.0		14,150.0
Bank guarantees	1.2		1.4
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 13.4		₨ 13.4